Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Asset-Backed Securities - 7 .7%
Ally Bank Auto Credit-Linked Notes, 5.6810%, 5/17/32 (144A) $ 3,767,936 $ 3,815,925
Ally Bank Auto Credit-Linked Notes, 5.8270%, 5/17/32 (144A) 3,767,936 3,816,974
Ally Bank Auto Credit-Linked Notes, 4.9700%, 9/15/32 (144A) 3,036,965 3,044,828
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.1000%, 5.4510%,
12/26/31 (144A)
‡
5,114,114 5,130,497
Bayview Opportunity Master Fund VII Trust, 5.6700%, 4/15/27 (144A) 1,156,363 1,159,514
Credabl ABS Trust, 30 Day Australian Bank Bill Rate + 1.4500%, 5.7668%,
5/11/45
‡
AUD 20,203,491 12,606,711
Credabl ABS Trust, 30 Day Australian Bank Bill Rate + 2.2000%, 6.5168%,
5/11/45
‡
AUD 2,060,000 1,286,247
DB Master Finance LLC, 4.0300%, 11/20/47 (144A) $ 3,534,175 3,412,416
DB Master Finance LLC, 2.0450%, 11/20/51 (144A) 5,170,100 4,885,868
DB Master Finance LLC, 2.4930%, 11/20/51 (144A) 1,582,070 1,433,055
Huntington Bank Auto Credit-Linked Notes, 6.1530%, 5/20/32 (144A) 8,446,061 8,505,763
Huntington Bank Auto Credit-Linked Notes, 5.4420%, 10/20/32 (144A) 12,249,589 12,321,650
Liberty, 30 Day Australian Bank Bill Rate + 1.2000%, 5.4985%, 5/25/32
‡
AUD 9,364,842 5,847,892
Metro Finance Trust, 30 Day Australian Bank Bill Rate + 1.2500%, 5.5650%,
9/17/30
‡
AUD 14,262,413 8,912,124
NOW Trust, 30 Day Australian Bank Bill Rate + 1.4000%, 5.7150%, 6/14/32
‡
AUD 38,920,413 24,368,784
Plenti PL-Green ABS Trust, 30 Day Australian Bank Bill Rate + 1.1800%, 5.4968%,
4/11/36
‡
AUD 25,957,026 16,193,226
Santander Bank Auto Credit-Linked Notes, 4.9110%, 1/18/33 (144A) $ 3,892,776 3,897,179
Santander Bank Auto Credit-Linked Notes, 4.9650%, 1/18/33 (144A) 6,500,000 6,486,232
Santander Drive Auto Receivables Trust, 6.3100%, 7/15/27 1,800,491 1,802,897
Subway Funding LLC, 5.2460%, 7/30/54 (144A) 9,839,340 9,675,988
Subway Funding LLC, 6.0280%, 7/30/54 (144A) 11,630,000 11,762,321
Taco Bell Funding LLC, 4.9400%, 11/25/48 (144A) 20,438,269 20,218,249
Taco Bell Funding LLC, 2.2940%, 8/25/51 (144A) 2,916,060 2,571,625
United Airlines Pass-Through Trust, 5.8750%, 10/15/27 2,544,501 2,581,789
United Auto Credit Securitization Trust, 6.1700%, 8/10/26 (144A) 1,207,790 1,209,566
Westlake Automobile Receivables Trust, 5.9600%, 10/15/26 (144A) 2,273,324 2,276,760
Total Asset-Backed Securities (cost $183,466,421) 179,224,080
Corporate Bonds - 77 .8%
Communications - 0 .7%
Walt Disney Co. (The), 3.0570%, 3/30/27 CAD 22,920,000 15,753,039
Consumer, Cyclical - 7 .7%
BMW US Capital LLC, SOFRINDX + 0.8400%, 5.2052%, 4/1/25 (144A)‡ $ 7,025,000 7,031,760
BMW US Capital LLC, 5.3000%, 8/11/25 (144A) 6,250,000 6,275,938
Daimler Truck Finance Canada, Inc., 2.4600%, 12/15/26 CAD 8,960,000 6,094,099
Daimler Truck Finance North America LLC, 5.0000%, 1/15/27 (144A) $ 3,240,000 3,250,438
Daimler Truck Finance North America LLC, 5.1250%, 9/25/27 (144A) 6,810,000 6,858,576
General Motors Financial Co., Inc., 1.5500%, 9/2/25 AUD 1,590,000 972,542
General Motors Financial Co., Inc., 6.0500%, 10/10/25 $ 1,250,000 1,260,317
General Motors Financial Co., Inc., 5.4000%, 4/6/26 3,230,000 3,250,748
General Motors Financial Co., Inc., 5.1500%, 8/15/26 GBP 4,690,000 5,847,000
General Motors Financial Co., Inc., 5.4000%, 5/8/27 $ 7,000,000 7,071,220
General Motors Financial Co., Inc., 5.3500%, 7/15/27 9,000,000 9,096,546
Hyundai Capital America, 5.5000%, 3/30/26 (144A) 10,125,000 10,201,085
Hyundai Capital America, 5.6500%, 6/26/26 (144A) 7,645,000 7,719,807
Hyundai Capital America, 5.9500%, 9/21/26 (144A) 12,525,000 12,727,565
Hyundai Capital America, 5.0000%, 1/7/28 (144A) 4,501,000 4,502,597
Marriott International, Inc., 5.4500%, 9/15/26 16,885,000 17,078,983
McDonald's Corp., 3.1250%, 3/4/25 CAD 17,080,000 11,791,185
McDonald's Corp., 3.4500%, 9/8/26 AUD 1,000,000 614,643

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Cyclical - (continued)
Mercedes-Benz Finance North America LLC, 5.2000%, 8/3/26 (144A) $ 12,100,000 $ 12,184,967
Volkswagen Financial Services Australia Pty. Ltd., 1.4000%, 8/25/25 AUD 13,370,000 8,176,250
Volkswagen Financial Services Australia Pty. Ltd., 4.9500%, 4/13/26 AUD 3,110,000 1,934,877
Volkswagen Financial Services Australia Pty. Ltd., 5.3000%, 2/9/27 AUD 1,670,000 1,041,475
Volkswagen Group of America Finance LLC, 4.9000%, 8/14/26 (144A) $ 4,075,000 4,066,991
Volkswagen Group of America Finance LLC, 5.7000%, 9/12/26 (144A) 14,575,000 14,719,869
Volkswagen Group of America Finance LLC, 6.0000%, 11/16/26 (144A) 13,200,000 13,408,824
177,178,302
Consumer, Non-cyclical - 7 .3%
Amgen, Inc., 5.2500%, 3/2/25 4,650,000 4,653,054
Amgen, Inc., 5.5070%, 3/2/26 20,025,000 20,028,819
Cargill, Inc., 3.5000%, 4/22/25 (144A) 4,675,000 4,663,804
Cargill, Inc., 4.8750%, 10/10/25 (144A) 7,375,000 7,388,345
CVS Health Corp., 4.3000%, 3/25/28 8,975,000 8,763,383
Icon Investments Six DAC, 5.8090%, 5/8/27 11,520,000 11,723,960
Illumina, Inc., 5.8000%, 12/12/25 22,875,000 23,051,915
Illumina, Inc., 4.6500%, 9/9/26 1,705,000 1,699,810
Illumina, Inc., 5.7500%, 12/13/27 5,630,000 5,757,875
Lonsdale Finance Pty. Ltd., 2.4500%, 11/20/26 AUD 29,300,000 17,545,571
Lonsdale Finance Pty. Ltd., 2.1000%, 10/15/27 AUD 3,800,000 2,201,844
Penske Truck Leasing Canada, Inc., 5.4400%, 12/8/25 CAD 6,153,000 4,321,354
Smith & Nephew plc, 5.1500%, 3/20/27 $ 6,270,000 6,314,700
Solventum Corp., 5.4500%, 2/25/27 22,400,000 22,676,170
Solventum Corp., 5.4000%, 3/1/29 5,790,000 5,851,919
Universal Health Services, Inc., 1.6500%, 9/1/26 23,425,000 22,253,640
168,896,163
Energy - 2 .7%
Columbia Pipelines Holding Co. LLC, 6.0550%, 8/15/26 (144A) 11,486,000 11,647,627
Enbridge, Inc., 5.9000%, 11/15/26 5,000,000 5,097,570
Enbridge, Inc., 3.2000%, 6/8/27 CAD 14,500,000 9,979,745
Energy Transfer LP, 6.0500%, 12/1/26 $ 13,440,000 13,725,143
ONEOK, Inc., 5.5500%, 11/1/26 6,600,000 6,676,108
Williams Cos., Inc. (The), 5.4000%, 3/2/26 15,050,000 15,154,894
62,281,087
Financial - 47 .6%
AerCap Ireland Capital DAC, 6.5000%, 7/15/25 11,000,000 11,069,158
AerCap Ireland Capital DAC, 6.1000%, 1/15/27 8,375,000 8,555,118
AerCap Ireland Capital DAC, 6.4500%, 4/15/27 19,617,000 20,225,863
AerCap Ireland Capital DAC, 3.6500%, 7/21/27 3,095,000 3,005,375
Air Lease Corp., 5.3000%, 6/25/26 10,020,000 10,079,733
Air Lease Corp., 5.4000%, 6/1/28 CAD 14,985,000 10,883,461
American Express Co., SOFRINDX + 0.9300%, 5.3111%, 3/4/25‡ $ 12,900,000 12,900,000
American Express Co., SOFR + 0.9990%, 4.9900%, 5/1/26‡ 9,450,000 9,452,616
American Express Co., SOFR + 1.3300%, 6.3380%, 10/30/26‡ 4,000,000 4,045,757
American Express Co., SOFRINDX + 0.7500%, 5.6450%, 4/23/27‡ 5,375,000 5,433,459
American Express Co., SOFR + 1.0000%, 5.0980%, 2/16/28‡ 1,950,000 1,963,914
American Tower Corp., 3.5500%, 7/15/27 12,000,000 11,665,431
Aon North America, Inc., 5.1250%, 3/1/27 12,795,000 12,901,987
Arthur J Gallagher & Co., 4.6000%, 12/15/27 14,940,000 14,888,131
Athene Global Funding, 5.6840%, 2/23/26 (144A) 9,660,000 9,756,108
Athene Global Funding, 5.6200%, 5/8/26 (144A) 11,500,000 11,612,318
Athene Global Funding, 1.6080%, 6/29/26 (144A) 20,235,000 19,343,503
Athene Global Funding, 4.9500%, 1/7/27 (144A) 11,000,000 11,006,615

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Athene Global Funding, 4.7600%, 4/21/27 AUD 1,000,000 $ 610,558
Atlas Warehouse Lending Co. LP, 6.0500%, 1/15/28 (144A) $ 17,275,000 17,321,588
Atlas Warehouse Lending Co. LP, 6.2500%, 1/15/30 (144A) 5,700,000 5,701,415
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
0.8300%, 5.2463%, 3/31/26‡ AUD 1,000,000 626,457
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
1.8500%, 6.2679%, 2/26/31‡ AUD 150,000 94,596
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
2.7000%, 5.9060%, 8/12/32‡ AUD 10,000,000 6,365,431
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
1.5200%, 5.5450%, 1/15/35‡ AUD 34,400,000 21,544,974
Aviation Capital Group LLC, 1.9500%, 1/30/26 (144A) $ 13,168,000 12,801,728
Aviation Capital Group LLC, 1.9500%, 9/20/26 (144A) 15,250,000 14,539,246
Banco Santander SA, US Treasury Yield Curve Rate T Note Constant Maturity 1
Year + 1.6500%, 6.5270%, 11/7/27‡ 9,600,000 9,863,327
Bank Australia Ltd., 90 Day Australian Bank Bill Rate + 1.6000%,
6.0151%, 11/24/25‡ AUD 8,150,000 5,111,624
Bank Australia Ltd., 90 Day Australian Bank Bill Rate + 1.7000%,
6.1227%, 2/21/28‡ AUD 38,220,000 24,192,315
Bank of America Corp., SOFR + 1.5800%, 4.3760%, 4/27/28‡ $ 3,644,000 3,608,655
Bank of America Corp., SOFR + 1.9900%, 6.2040%, 11/10/28‡ 12,356,000 12,801,195
Bank of America Corp., SOFR + 0.8300%, 4.9790%, 1/24/29‡ 24,707,000 24,763,229
Bank of New Zealand, US Treasury Yield Curve Rate T Note Constant Maturity 5
Year + 1.3000%, 5.6980%, 1/28/35 (144A)‡ 6,035,000 6,061,266
Barclays plc, 90 Day Australian Bank Bill Rate + 2.0000%, 6.1580%, 5/28/35‡ AUD 2,230,000 1,411,883
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 1.2500%,
5.6694%, 5/15/26‡ AUD 13,600,000 8,551,627
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 1.4800%,
5.8211%, 10/14/31‡ AUD 800,000 500,861
Blackstone Holdings Finance Co. LLC, 5.9000%, 11/3/27 (144A) $ 12,525,000 12,907,140
Capital One Financial Corp., 3.7500%, 7/28/26 17,744,000 17,440,030
Capital One Financial Corp., SOFR + 2.6000%, 5.2470%, 7/26/30‡ 5,353,000 5,367,791
Charter Hall LWR Pty. Ltd., 2.0860%, 3/3/28 AUD 3,270,000 1,844,895
Citigroup, Inc., SOFR + 2.8420%, 3.1060%, 4/8/26‡ $ 100,000 99,697
Citigroup, Inc., SOFR + 1.5460%, 5.6100%, 9/29/26‡ 35,000,000 35,179,184
Commonwealth Bank of Australia, 4.2000%, 8/18/25 AUD 600,000 373,719
Commonwealth Bank of Australia, 5.3160%, 3/13/26 $ 14,875,000 15,017,795
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.8000%,
6.2443%, 9/10/30‡ AUD 12,500,000 7,845,917
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.3200%,
5.7400%, 8/20/31‡ AUD 16,600,000 10,417,411
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 2.7000%,
7.1131%, 11/9/32‡ AUD 10,000,000 6,493,736
Commonwealth Bank of Australia, US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.0500%, 3.6100%, 9/12/34‡ $ 6,000,000 5,540,709
Computershare US, Inc., 3.1470%, 11/30/27 AUD 1,070,000 630,992
Corebridge Financial, Inc., 3.5000%, 4/4/25 $ 11,975,000 11,950,492
Corebridge Financial, Inc., 3.6500%, 4/5/27 9,833,000 9,584,014
Credit Union Australia Ltd., 90 Day Australian Bank Bill Rate + 1.5800%,
6.0160%, 12/1/25‡ AUD 2,350,000 1,475,824
Danske Bank A/S, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
+ 0.9500%, 5.4270%, 3/1/28 (144A)‡ $ 13,400,000 13,555,460
DBS Group Holdings Ltd., 5.4790%, 9/12/25 (144A) 15,800,000 15,883,139
Goldman Sachs Bank USA, SOFR + 0.7770%, 5.2830%, 3/18/27‡ 33,575,000 33,786,883

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Heritage and People's Choice Ltd., 90 Day Australian Bank Bill Rate + 2.4000%,
6.8599%, 9/16/31‡ AUD 1,000,000 $ 620,531
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
6.9099%, 12/15/36‡ AUD 8,550,000 5,445,057
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.3500%,
6.8099%, 6/15/45‡ AUD 6,730,000 4,218,323
JPMorgan Chase & Co., SOFR + 0.9150%, 2.5950%, 2/24/26‡ $ 7,300,000 7,290,951
JPMorgan Chase & Co., SOFR + 1.3300%, 6.0700%, 10/22/27‡ 19,050,000 19,484,406
JPMorgan Chase & Co., SOFR + 0.9300%, 5.5710%, 4/22/28‡ 15,500,000 15,752,336
JPMorgan Chase & Co., SOFR + 0.9300%, 4.9790%, 7/22/28‡ 13,500,000 13,555,017
JPMorgan Chase & Co., SOFR + 0.8000%, 4.9150%, 1/24/29‡ 7,459,000 7,467,147
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
6.9156%, 3/17/25‡ AUD 3,280,000 2,048,948
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.5500%,
6.9651%, 5/25/26‡ AUD 19,100,000 12,063,260
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 3.8000%,
8.2599%, 3/16/28‡ AUD 5,010,000 3,294,049
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 1.4800%, 5.9850%, 8/7/27‡ $ 3,600,000 3,653,268
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 0.8500%, 5.0870%, 11/26/28‡ 1,260,000 1,263,163
Lloyds Banking Group plc, 90 Day Australian Bank Bill Rate + 1.6800%,
6.1060%, 3/6/30‡ AUD 5,240,000 3,302,050
Logicor UK plc, 1.8750%, 11/17/26 GBP 656,000 776,844
LPL Holdings, Inc., 5.7000%, 5/20/27 $ 16,965,000 17,211,094
LPL Holdings, Inc., 4.6250%, 11/15/27 (144A) 23,156,000 22,742,717
Lseg US Fin Corp., 4.8750%, 3/28/27 (144A) 7,725,000 7,751,945
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 2.9000%,
7.3216%, 5/28/30‡ AUD 19,800,000 12,429,045
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 1.5500%,
6.0156%, 6/17/31‡ AUD 6,980,000 4,380,420
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 1.9500%,
6.3860%, 3/1/34‡ AUD 12,190,000 7,700,381
Macquarie Group Ltd., SOFR + 0.9100%, 1.6290%, 9/23/27 (144A)‡ $ 2,100,000 1,993,357
Marsh & McLennan Cos., Inc., 4.5500%, 11/8/27 15,100,000 15,081,266
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡ 1,400,000 1,391,360
Morgan Stanley, SOFR + 1.7700%, 6.1380%, 10/16/26‡ 16,250,000 16,404,311
Morgan Stanley Bank NA, SOFR + 0.7800%, 5.1378%, 7/16/25‡ 9,000,000 9,016,470
Morgan Stanley Bank NA, SOFR + 1.0800%, 4.9520%, 1/14/28‡ 31,050,000 31,151,092
Nasdaq, Inc., 5.6500%, 6/28/25 3,952,000 3,966,736
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 1.7000%,
6.1263%, 11/18/30‡ AUD 24,275,000 15,250,247
Nationwide Building Society, 4.0000%, 9/14/26 (144A) $ 19,530,000 19,193,906
NatWest Group plc, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
+ 2.8500%, 7.4720%, 11/10/26‡ 13,942,000 14,213,397
Newcastle Greater Mutual Group Ltd., 90 Day Australian Bank Bill Rate +
1.8500%, 6.2773%, 2/14/29‡ AUD 20,400,000 13,008,384
Nordea Bank Abp, SOFR + 0.9600%, 5.3399%, 6/6/25 (144A)‡ $ 6,925,000 6,940,581
Royal Bank of Canada, 4.8750%, 1/19/27 8,325,000 8,374,642
Santander UK Group Holdings plc, SOFR + 2.7490%, 6.8330%, 11/21/26‡ 14,190,000 14,393,351
Societe Generale SA, 5.2500%, 2/19/27 (144A) 17,440,000 17,460,873
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.3000%,
6.7360%, 6/1/37‡ AUD 17,200,000 10,946,825

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.6500%,
7.0860%, 12/1/38‡ AUD 4,500,000 $ 2,914,154
Teachers Mutual Bank Ltd., 90 Day Australian Bank Bill Rate + 1.3000%,
5.7513%, 6/21/27‡ AUD 16,140,000 10,147,864
Trinity Acquisition plc, 4.4000%, 3/15/26 $ 17,097,000 17,013,022
UBS AG, 7.5000%, 7/15/25 12,150,000 12,278,081
VER Finco Pty. Ltd., 2.4000%, 9/21/28 AUD 2,230,000 1,258,070
VICI Properties LP, 5.7500%, 2/1/27 (144A) $ 2,699,000 2,724,141
VICI Properties LP, 3.7500%, 2/15/27 (144A) 8,000,000 7,773,388
Vicinity Centres Trust, 90 Day Australian Bank Bill Rate + 1.4200%,
5.8521%, 6/27/25‡ AUD 610,000 380,815
Vicinity Centres Trust, 4.0000%, 4/26/27 AUD 150,000 91,879
Wells Fargo & Co., CME Term SOFR 3 Month + 1.0116%, 2.1640%, 2/11/26‡ $ 9,590,000 9,584,187
Wells Fargo & Co., SOFR + 1.3200%, 5.6621%, 4/25/26‡ 3,500,000 3,507,997
Wells Fargo & Co., CDOR USD 3 Month + 1.0650%, 4.1680%, 4/28/26‡ CAD 22,600,000 15,631,413
Wells Fargo & Co., SOFR + 2.0000%, 2.1880%, 4/30/26‡ $ 13,000,000 12,917,364
Wells Fargo & Co., SOFR + 0.7800%, 4.9000%, 1/24/28‡ 14,586,000 14,592,459
Wells Fargo & Co., SOFR + 1.0700%, 5.7070%, 4/22/28‡ 7,870,000 7,999,922
Wells Fargo Bank NA, 5.4500%, 8/7/26 7,000,000 7,088,156
Westpac Banking Corp., 4.6000%, 2/16/26 AUD 3,100,000 1,937,280
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 0.7500%,
5.1631%, 8/10/26‡ AUD 1,400,000 876,437
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.2300%,
5.6431%, 11/11/27‡ AUD 3,300,000 2,087,707
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.5500%,
5.8443%, 1/29/31‡ AUD 11,800,000 7,414,789
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.8800%,
6.2677%, 4/3/34‡ AUD 9,500,000 6,025,175
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.6700%,
5.9720%, 7/10/34‡ AUD 6,500,000 4,159,789
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.6700%,
6.0228%, 7/10/34‡ AUD 14,300,000 8,986,968
Willis North America, Inc., 4.6500%, 6/15/27 $ 4,599,000 4,575,728
1,103,859,885
Industrial - 3 .7%
BAE Systems plc, 5.0000%, 3/26/27 (144A) 13,915,000 13,980,964
Boeing Co. (The), 2.1960%, 2/4/26 11,600,000 11,300,597
Boeing Co. (The), 6.2590%, 5/1/27 16,850,000 17,285,122
CNH Industrial Capital Australia Pty. Ltd., 5.8000%, 7/13/26 AUD 29,790,000 18,821,957
CNH Industrial Capital Australia Pty. Ltd., 5.4000%, 5/17/27 AUD 17,600,000 11,051,882
Fortive Corp., 3.1500%, 6/15/26 $ 6,500,000 6,365,798
Penske Truck Leasing Co. LP, 5.3500%, 1/12/27 (144A) 7,900,000 7,968,556
86,774,876
Technology - 2 .8%
Broadcom, Inc., 5.0500%, 7/12/27 21,525,000 21,716,855
Broadcom, Inc., 4.8000%, 4/15/28 8,040,000 8,050,099
Fiserv, Inc., 5.1500%, 3/15/27 11,838,000 11,941,566
SK Hynix, Inc., 5.5000%, 1/16/27 (144A) 10,045,000 10,137,986
VMware LLC, 1.4000%, 8/15/26 13,690,000 13,015,644
64,862,150
Utilities - 5 .3%
Algonquin Power & Utilities Corp., 5.3650%, 6/15/26Ç 10,157,000 10,207,870
DTE Energy Co., 4.9500%, 7/1/27 9,300,000 9,337,619
Duke Energy Corp., 4.8500%, 1/5/27 12,800,000 12,850,745

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Utilities - (continued)
Duke Energy Corp., 3.1500%, 8/15/27 $ 13,250,000 $ 12,752,342
ElectraNet Pty. Ltd., 2.4737%, 12/15/28 AUD 1,930,000 1,088,221
Georgia Power Co., 5.0040%, 2/23/27 $ 6,520,000 6,574,424
Georgia Power Co., 3.2500%, 3/30/27 5,866,000 5,704,278
Network Finance Co. Pty. Ltd., 2.2500%, 11/11/26 AUD 570,000 339,659
NRG Energy, Inc., 2.0000%, 12/2/25 (144A) $ 5,600,000 5,463,676
NRG Energy, Inc., 2.4500%, 12/2/27 (144A) 17,683,000 16,455,910
Vistra Operations Co. LLC, 5.1250%, 5/13/25 (144A) 23,711,000 23,714,252
Vistra Operations Co. LLC, 5.0500%, 12/30/26 (144A) 6,305,000 6,310,567
Vistra Operations Co. LLC, 3.7000%, 1/30/27 (144A) 11,150,000 10,861,630
121,661,193
Total Corporate Bonds (cost 1,815,738,664) 1,801,266,695
Foreign Government Bonds - 1 .5%
Kiwibank Ltd., 90 Day Australian Bank Bill Rate + 0.7000%, 5.1513%, 9/23/25
‡
AUD 17,230,000 10,754,413
Korea Electric Power Corp., 4.8750%, 1/31/27 (144A) $ 23,450,000 23,550,152
Total Foreign Government Bonds (cost 35,716,053 ) 34,304,565
Mortgage-Backed Securities - 7 .0%
BPR Trust , 5.3580% , 11/5/41 (144A)
‡
6,795,181 6,787,625
BX Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.6912% ,
5.9975% , 8/15/39 (144A)
‡
5,600,000 5,636,719
BX Trust , CME Term SOFR 1 Month + 1.4914% , 5.7976% , 7/15/29 (144A)
‡
9,558,713 9,606,386
Connecticut Avenue Securities , SOFR30A + 1.1000% , 5.4510% , 1/25/45 (144A)
‡
4,400,000 4,406,178
Connecticut Avenue Securities Trust
SOFR30A + 1.5500%, 5.9010%, 10/25/41 (144A)
‡
7,312,759 7,346,158
SOFR30A + 2.4000%, 6.7493%, 12/25/42 (144A)
‡
4,534,985 4,647,886
SOFR30A + 2.5000%, 6.8510%, 4/25/43 (144A)
‡
2,222,335 2,264,440
SOFR30A + 1.7000%, 6.0510%, 7/25/43 (144A)
‡
2,199,898 2,209,555
SOFR30A + 1.0500%, 5.4010%, 1/25/44 (144A)
‡
10,693,796 10,697,979
SOFR30A + 1.1000%, 5.4510%, 2/25/44 (144A)
‡
3,105,069 3,105,068
SOFR30A + 1.0000%, 5.3510%, 7/25/44 (144A)
‡
1,889,832 1,889,831
FHLMC STACR REMIC Trust
SOFR30A + 1.5000%, 5.8510%, 10/25/41 (144A)
‡
16,901,816 16,972,136
SOFR30A + 2.3000%, 6.6510%, 8/25/42 (144A)
‡
3,616,841 3,692,942
SOFR30A + 2.1000%, 6.4493%, 3/25/43 (144A)
‡
3,119,899 3,162,797
SOFR30A + 2.0000%, 6.3510%, 5/25/43 (144A)
‡
1,634,853 1,653,074
SOFR30A + 2.0000%, 6.3510%, 6/25/43 (144A)
‡
4,878,630 4,914,730
SOFR30A + 1.8500%, 6.2010%, 11/25/43 (144A)
‡
2,042,849 2,053,257
SOFR30A + 1.3500%, 5.7010%, 2/25/44 (144A)
‡
4,363,819 4,372,895
SOFR30A + 1.2500%, 5.6010%, 3/25/44 (144A)
‡
2,232,317 2,240,688
SOFR30A + 1.2000%, 5.5510%, 5/25/44 (144A)
‡
3,214,958 3,222,056
SOFR30A + 1.2000%, 5.5510%, 8/25/44 (144A)
‡
8,887,820 8,897,195
SOFR30A + 1.0000%, 5.3510%, 10/25/44 (144A)
‡
1,346,199 1,346,198
SOFR30A + 1.0500%, 5.4355%, 1/25/45 (144A)
‡
9,323,912 9,326,786
FHLMC, REMIC , SOFR30A + 1.1500% , 5.5010% , 8/25/54
‡
20,048,601 20,028,071
NRTH Mortgage Trust , CME Term SOFR 1 Month + 1.6413% , 5.9475% , 3/15/39
(144A)
‡
11,400,000 11,436,960
Resimac Bastille Trust , 30 Day Australian Bank Bill Rate + 1.3500% ,
5.6668% , 9/13/55
‡
AUD 16,083,279 10,072,797
Total Mortgage-Backed Securities (cost $161,850,907) 161,990,407

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Investment Companies - 0 .1%
Money Market Funds - 0 .1%
Federated Hermes Government Obligations Tax-Managed Fund, Institutional Class,
4.2200%
∞
(cost $2,303,390) 2,303,390 $ 2,303,390
Commercial Paper - 4 .5%
AutoNation, Inc., 4.7018%, 2/3/25 (Section 4(2)) $ 16,400,000 16,393,435
CVS Health Corp., 4.7006%, 2/4/25 (Section 4(2)) 16,650,000 16,641,279
Jabil, Inc., 4.7619%, 2/3/25 (Section 4(2)) 69,450,000 69,420,542
Targa Resources Corp., 4.5517%, 2/3/25 (Section 4(2)) 2,600,000 2,599,009
Total Commercial Paper (cost $105,074,522) 105,054,265
Total Investments (total cost $ 2,304,149,957 ) - 98 .6% 2,284,143,402
Cash, Receivables and Other Assets, net of Liabilities - 1.4% 33,013,358
Net Assets - 100.0% $2,317,156,760
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,593,615,536 69 .8%
Australia 382,149,367 16 .7
United Kingdom 95,516,548 4 .2
Ireland 54,579,474 2 .4
Canada 44,075,280 1 .9
South Korea 33,688,138 1 .5
France 17,460,873 0 .8
New Zealand 16,815,679 0 .7
Singapore 15,883,139 0 .7
Denmark 13,555,460 0 .6
Spain 9,863,327 0 .4
Finland 6,940,581 0 .3
Total $ 2,284,143,402 100 .0%
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
Bank of America N.A.
Australian Dollar 4/11/25 643,194,000 $ (403,824,207) $ 2,503,954
–
BNP Paribas SA
Canadian Dollar 4/11/25 109,666,000 (76,560,215) 622,471
Japanese Yen 2/28/25 (18,980,000) 123,281 (391)
622,080
Goldman Sachs Group, Inc.
Great British Pound 4/11/25 5,681,000 (7,001,605) (55,875)
–
Total $3,070,159

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2025

Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
Canada 2 Year Bonds 3,814 3/20/25 $ 277,863,035 $ 2,468,350
Euro-Schatz 3,100 3/6/25 344,222,553 (1,798,095)
Total - Futures Long 670,255
Futures Short:
Australia 3 Year Bond 360 3/17/25 (23,836,719) (73,434)
Canada 10 Year Bonds 184 3/20/25 (15,745,293) (308,087)
U.S. Treasury 2 Year Notes 5,064 3/31/25 (1,041,285,000) (706,704)
U.S. Treasury 5 Year Notes 400 3/31/25 (42,556,250) 285,568
Total - Futures Short (802,657)
Total $(132,402)
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation) Value
CDX.NA.HY.43-V1, Fixed Rate of 5.00% Paid Quarterly 12/20/29 $ 21,125,000 $ (1,556,717) $ (279,057) $ (1,835,774)
CDX.NA.IG.41-V1, Fixed Rate of 1.00% Paid Quarterly 12/20/28 79,400,000 (681,772) (1,217,519) (1,899,291)
Total $(2,238,489) $(1,496,576) $(3,735,065)
Schedule of Centrally Cleared Interest Rate Swaps
Payments made by F und
Payments
received by
Fund
Payment
Frequency
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Value
3 Month BBR 5.1200% Fixed Quarterly 4/22/26 82,265,000 NZD $ – $ 1,504,156 $ 1,504,156
3 Month BBR 4.9275% Fixed Quarterly 5/21/26 49,000,000 NZD – 534,139 534,139
3 Month BBR 5.5100% Fixed Quarterly 8/16/25 31,965,000 NZD – 461,254 461,254
3 Month BBR 3.5600% Fixed Quarterly 10/21/26 75,370,000 NZD – 443,328 443,328
3 Month BBR 5.4400% Fixed Quarterly 7/27/25 63,455,000 NZD – 289,457 289,457
3 Month BBR 5.6150% Fixed Quarterly 7/13/25 32,632,700 NZD – 159,763 159,763
3 Month BBR 5.3775% Fixed Quarterly 7/19/25 32,632,700 NZD – 139,518 139,518
4.4950% Fixed 3 Month BBR Semi-Annual 5/21/34 11,671,000 NZD – (232,948) (232,948)
Total $– $3,298,667 $3,298,667
Average Ending Monthly Value of Derivative Instruments During the Period Ended January 31, 2025
Futures contracts:
Average notional amount of contracts - long $715,719,575
Average notional amount of contracts - short 895,728,124
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 11,076,578
Average amounts sold - in USD 531,459,311
Credit default swaps: 86,441,667
Average notional amount - buy protection 86,441,667
Interest rate swaps:
Average notional amount - pay fixed rate/receive floating rate 220,022,167

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2025

AUD Australian Dollar
CAD Canadian Dollar
CDOR Canadian Dollar Offered Rate
CME Chicago Mercantile Exchange
FHLMC Federal Home Loan Mortgage Corp.
GBP British Pound
LLC Limited Liability Company
LP Limited Partnership
NZD New Zealand Dollar
plc Public Limited Company
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFR90A Secured Overnight Financing Rate 90 Day Average
SOFRINDX Secured Overnight Financing Rate Compounded Index
∞ Rate shown is the 7-day yield as of January 31, 2025.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended. The total value of Section 4(2) securities as of the period ended January 31, 2025 is
$105,054,265 which represents 4.5% of net assets.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2025 is $719,676,269 which represents 31.1% of net assets.
‡ Variable or floating rate security. Rate shown is the current rate as of January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2025

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 179,224,080 $ — $ 179,224,080
Corporate Bonds — 1,801,266,695 — 1,801,266,695
Foreign Government Bonds — 34,304,565 — 34,304,565
Mortgage-Backed Securities — 161,990,407 — 161,990,407
Investment Companies 2,303,390 — — 2,303,390
Commercial Paper — 105,054,265 — 105,054,265
Total Investments in Securities $ 2,303,390 $ 2,281,840,012 $ — $ 2,284,143,402
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 3,531,615 $ — $ 3,531,615
Forward Foreign Currency Exchange
Contracts — 3,126,425 — 3,126,425
Futures Contracts 2,753,918 — — 2,753,918
Total Other Financial Instruments $ 2,753,918 $ 6,658,040 $ — $ 9,411,958
Total Assets $ 5,057,308 $ 2,288,498,052 $ — $ 2,293,555,360
Liabilities
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 1,729,524 $ — $ 1,729,524
Forward Foreign Currency Exchange
Contracts — 56,266 — 56,266
Futures Contracts 2,886,320 — — 2,886,320
Total Liabilities $ 2,886,320 $ 1,785,790 $ — $ 4,672,110
(a) Other financial instruments include forward foreign currency exchange contracts, futures and swap contracts. Forward foreign currency exchange contracts, futures contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Janus Henderson Short Duration Income ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Janus Henderson Short Duration Income ETF

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-25-70332 03-25